Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	As of December 31,
	2020	2019
Research and development	$3,098	$3,403
Employee compensation costs	2,983	2,020
Consulting and professional services	647	2,252
Legal expenses	245	651
Deferred rent	6	72
Other	45	97
Total	$7,024	$8,495